Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected statutory income tax benefit			$ (9,381)		$ (51,011)	$ (20,403)	$ (19,949)
Amounts attributable to non-taxable flow-through entities			5,279		41,240	19,413	19,030
Amounts not deductible for income tax			11		505	(776)	1,368
Change in valuation allowance			5,163		8,194	1,766	3,010
Income tax expense (benefit)	$ 0	$ 397	$ 1,072	$ (273)	$ (1,072)	$ 0	$ 3,459